Derivatives	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Derivatives	Derivatives
The accounting policy on Derivatives is presented in Note 2c IV.
ITAÚ UNIBANCO HOLDING trades in derivatives with various counterparties to manage its overall exposure and to assist its customers in managing their own exposure.
Futures - They are agreements to buy or sell financial or non-financial instruments on a future date at a fixed price. These contracts can be settled in cash or by physical delivery. The nominal value of these contracts represents the face value of the associated instrument.
Forwards - They are forward contracts that involve the purchase or sale of financial and non-financial instruments on a future date, at a contracted price, and which are settled by delivering or not the underlying item against a financial amount. They include exchange contracts that are currency forwards.
Options - They are contracts that allow the buyer, upon the payment of a fee, the right to buy or sell financial or non-financial instruments at a fixed price during a specified term.
Swaps - They are contracts to settle in cash on a future date or dates, the difference between two specified financial indexes, applied over a notional principal amount.
Credit derivatives - They are financial instruments which aim is to transfer credit risk:
•Credit default swap (CDS): They are contracts whose amount depends on the credit risk of a financial asset (reference entity), allowing the buyer of the protection to transfer this risk to the seller of the protection. The seller, in exchange for a fee, assumes the obligation to make payments when a credit event occurs.
•Total return swap (TRS): They are contracts in which the parties exchange the full return of an asset or basket of assets for periodic cash flows.
Further information on parameters used to manage risks may be found in Note 32.
a) Derivatives by maturity date and counterparty

By notional amount	12/31/2025								12/31/2024
	Futures	Forward	Options	Swaps	NDF	Credit derivatives	Other	Total	Total
Maturity ranges
0-30	499,584	56,115	1,452,351	686,500	237,606	2,751	1,081	2,935,988	1,666,491
31-90	224,069	34,281	833,624	515,001	155,756	-	388	1,763,119	649,948
91-365	240,613	61,371	4,419,485	1,222,548	281,022	50,417	635	6,276,091	2,404,815
366-720	140,341	12,554	74,601	773,310	73,963	17,752	2,183	1,094,704	763,763
Over 720 days	212,304	6,037	44,141	1,406,264	45,741	44,352	6,890	1,765,729	1,310,429
Total	1,316,911	170,358	6,824,202	4,603,623	794,088	115,272	11,177	13,835,631	6,795,446
Total 12/31/2024	868,983	5,273	2,325,428	2,844,414	632,408	100,812	18,128	6,795,446
Counterparties
Stock exchange	1,316,883	9,855	6,694,178	2,631,330	143,224	48,710	106	10,844,286	3,452,914
Over-the-counter market	28	160,503	130,024	1,972,293	650,864	66,562	11,071	2,991,345	3,342,532
Financial institutions	28	118,102	81,893	1,593,922	397,802	66,562	7,026	2,265,335	2,766,467
Companies	-	42,356	44,662	341,383	250,286	-	4,045	682,732	541,300
Individuals	-	45	3,469	36,988	2,776	-	-	43,278	34,765
Total	1,316,911	170,358	6,824,202	4,603,623	794,088	115,272	11,177	13,835,631	6,795,446
Total 12/31/2024	868,983	5,273	2,325,428	2,844,414	632,408	100,812	18,128	6,795,446

By fair value - assets	12/31/2025								12/31/2024
	Futures	Forward	Options	Swaps	NDF	Credit derivatives	Other	Total	Total
Maturity ranges
0 - 30	-	2,037	1,388	4,885	2,223	198	570	11,301	15,232
31 - 90	-	414	1,264	1,264	1,719	-	1	4,662	6,405
91 - 365	-	1,462	3,895	4,826	3,153	57	6	13,399	19,804
366 - 720	-	543	1,864	9,371	749	97	17	12,641	11,330
Over 720 days	-	151	3,315	26,838	507	263	307	31,381	39,668
Total	-	4,607	11,726	47,184	8,351	615	901	73,384	92,439
Total 12/31/2024	-	1,739	21,170	55,428	12,207	633	1,262	92,439
Counterparties
Stock exchange	-	420	7,995	20,217	1,137	163	590	30,522	48,562
Over-the-counter market	-	4,187	3,731	26,967	7,214	452	311	42,862	43,877
Financial institutions	-	3,075	2,153	18,975	4,153	452	294	29,102	23,262
Companies	-	1,111	1,500	7,312	3,007	-	17	12,947	1,076
Individuals	-	1	78	680	54	-	-	813	19,539
Total	-	4,607	11,726	47,184	8,351	615	901	73,384	92,439
Total 12/31/2024	-	1,739	21,170	55,428	12,207	633	1,262	92,439

By fair value - liabilities	12/31/2025								12/31/2024
	Futures	Forward	Options	Swaps	NDF	Credit derivatives	Other	Total	Total
Maturity ranges
0 - 30	-	(3,203)	(513)	(5,078)	(2,574)	-	(40)	(11,408)	(10,775)
31 - 90	-	(621)	(895)	(1,397)	(1,500)	-	(1)	(4,414)	(7,206)
91 - 365	-	(412)	(3,056)	(4,865)	(4,399)	(4)	(37)	(12,773)	(22,599)
366 - 720	-	(119)	(1,496)	(8,601)	(1,749)	(52)	(6)	(12,023)	(12,566)
Over 720 days	-	(26)	(2,442)	(25,512)	(707)	(311)	(144)	(29,142)	(32,267)
Total	-	(4,381)	(8,402)	(45,453)	(10,929)	(367)	(228)	(69,760)	(85,413)
Total 12/31/2024	-	(1,450)	(20,588)	(51,394)	(10,761)	(795)	(425)	(85,413)
Counterparties
Stock exchange	-	(6)	(3,920)	(20,200)	(1,556)	(184)	(63)	(25,929)	(47,800)
Over-the-counter market	-	(4,375)	(4,482)	(25,253)	(9,373)	(183)	(165)	(43,831)	(37,613)
Financial institutions	-	(3,285)	(2,271)	(16,909)	(4,318)	(183)	(97)	(27,063)	(20,154)
Companies	-	(1,047)	(2,171)	(5,759)	(4,996)	-	(68)	(14,041)	(1,713)
Individuals	-	(43)	(40)	(2,585)	(59)	-	-	(2,727)	(15,746)
Total	-	(4,381)	(8,402)	(45,453)	(10,929)	(367)	(228)	(69,760)	(85,413)
Total 12/31/2024	-	(1,450)	(20,588)	(51,394)	(10,761)	(795)	(425)	(85,413)
Own credit risk (DVA) was R$19 (R$ 0 at 12/31/2024) and is composed of derivatives.
The amount of the margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 22,662 (R$ 24,254 at 12/31/2024), composed basically of cash, shares and government securities.
b) Derivatives by index

	12/31/2025								12/31/2024
	Futures	Forward	Options	Swaps	NDF	Credit derivatives	Other	Total	Total
Shares
Notional amount	15,858	432	2,109,456	2,177	2	6,616	2,727	2,137,268	305,589
Fair value - asset	-	418	7,246	556	-	131	6	8,357	15,315
Fair value - liability	-	-	(5,163)	(978)	-	(104)	(27)	(6,272)	(13,359)
Commodities
Notional amount	16,204	17	15,938	49	10,404	2	774	43,388	29,270
Fair value - asset	-	17	1,274	-	253	-	20	1,564	702
Fair value - liability	-	(15)	(526)	(100)	(442)	-	(20)	(1,103)	(692)
Interest
Notional amount	1,229,994	2,202	4,538,681	4,568,007	-	108,642	7,432	10,454,958	5,335,062
Fair value - asset	-	2,233	1,073	45,302	-	484	321	49,413	47,801
Fair value - liability	-	(2,203)	(673)	(43,777)	-	(263)	(147)	(47,063)	(42,608)
Foreign currency
Notional amount	54,855	167,707	160,127	33,390	783,682	12	244	1,200,017	1,125,525
Fair value - asset	-	1,939	2,133	1,326	8,098	-	554	14,050	28,621
Fair value - liability	-	(2,163)	(2,040)	(598)	(10,487)	-	(34)	(15,322)	(28,754)
c) Credit derivatives
ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade entities are those for which credit risk is rated as Baa3 or higher, as rated by Moody's, and BBB- or higher, by Standard & Poor's and Fitch Ratings.

	12/31/2025
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	34,561	1,482	13,844	16,210	3,025
TRS	52,573	50,904	1,669	-	-
Total by instrument	87,134	52,386	15,513	16,210	3,025
By risk rating
Investment grade	9,500	299	2,402	6,675	124
Below investment grade	77,634	52,087	13,111	9,535	2,901
Total by risk	87,134	52,386	15,513	16,210	3,025
By reference entity
Brazilian government	74,760	51,550	11,757	8,806	2,647
Governments – abroad	470	6	225	237	2
Private entities	11,904	830	3,531	7,167	376
Total by entity	87,134	52,386	15,513	16,210	3,025

	12/31/2024
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	37,066	6,463	11,940	18,192	471
TRS	36,037	36,037	-	-	-
Total by instrument	73,103	42,500	11,940	18,192	471
By risk rating
Investment grade	10,014	1,222	1,544	7,153	95
Below investment grade	63,089	41,278	10,396	11,039	376
Total by risk	73,103	42,500	11,940	18,192	471
By reference entity
Brazilian government	59,799	40,664	8,678	10,284	173
Governments – abroad	411	78	141	192	-
Private entities	12,893	1,758	3,121	7,716	298
Total by entity	73,103	42,500	11,940	18,192	471

	12/31/2025
	Received risk	Transferred risk	Net risk
Credit derivatives
CDS	(34,561)	28,138	(6,423)
TRS	(52,573)	-	(52,573)
Total	(87,134)	28,138	(58,996)

	12/31/2024
	Received risk	Transferred risk	Net risk
Credit derivatives
CDS	(37,066)	27,708	(9,358)
TRS	(36,037)	-	(36,037)
Total	(73,103)	27,708	(45,395)
d) Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements and similar agreements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING's consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2025
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	280,595	-	280,595	(91)	-	280,504
Derivatives	73,384	-	73,384	(25,593)	(99)	47,692

	12/31/2024
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	243,219	-	243,219	(11,648)	-	231,571
Derivatives	92,439	-	92,439	(637)	(367)	91,435
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2025
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	434,607	-	434,607	(5,479)	-	429,128
Derivatives	69,760	-	69,760	(25,593)	-	44,167

	12/31/2024
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	388,787	-	388,787	(309,008)	-	79,779
Derivatives	85,413	-	85,413	(637)	-	84,776
1) Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
2) Limited to amounts subject to enforceable master offset agreements and other such agreements.
3) Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
Derivatives and repurchased agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.